AST Goldman Sachs Multi-Asset Portfolio
SUMMARY: AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
INVESTMENT OBJECTIVE
The investment objective of the Portfolio is to obtain a high level of total return consistent with its level of risk tolerance.
PORTFOLIO FEES AND EXPENSES
The table below shows the fees and expenses that you may pay if you invest in shares of the Portfolio. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		AST Goldman Sachs Multi-Asset Portfolio
Management Fee		0.92%
Distribution and/or Service Fees (12b-1 fees)		0.10%
Other Expenses		0.05%
Total Annual Portfolio Operating Expenses		1.07%
Fee Waiver and/or Expense Reimbursement	[1]	(0.20%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.87%
[1]	Prudential Investments LLC and AST Investment Services, Inc. (the Investment Managers) have contractually agreed to waive 0.10% of their investment management fee through June 30, 2016. In addition, the Investment Managers have contractually agreed to waive 0.10% of their investment management fee through June 30, 2014. Each expense limitation may not be terminated or modified prior to its expiration date, but may be discontinued or modified thereafter. The decision on whether to renew, modify or discontinue each expense limitation after its expiration date will be subject to review by the Investment Managers and the Fund's Board of Trustees.

Example.
The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
AST Goldman Sachs Multi-Asset Portfolio	89	299	550	1,268

Portfolio Turnover.
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year ended December 31, the Portfolio's turnover rate was 37% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
The Portfolio is a global asset allocation fund that pursues domestic and foreign equity and fixed income strategies emphasizing growth and emerging markets. Under normal circumstances, approximately 50% of the Portfolio's assets are invested to provide exposure to equity securities and approximately 50% of its net assets are invested to provide exposure to fixed income securities. These exposures may be obtained through (i) the purchase of "physical" securities (such as common stocks and bonds), (ii) the use of derivatives (such as futures contracts and currency forwards), and (iii) the purchase of exchange-traded funds (ETFs). The specific allocation of assets among equity and fixed income asset classes will vary from time to time, as determined by Goldman Sachs Asset Management, L.P. (the Subadviser), based on a variety of factors such as the relative attractiveness of various securities based on market valuations, growth and inflation prospects.

The Subadviser utilizes a variety of different investment strategies in allocating the Portfolio's assets across equity and fixed income investments. The Subadviser may change the strategies it uses for gaining exposure to these asset classes and may reallocate the Portfolio's assets among them from time to time in its sole discretion. There is no guarantee that these strategies will be successful.

The equity strategies the Subadviser may use include, but are not limited to, a global intrinsic value strategy (a passive rules-based strategy investing in developed, growth, and emerging equity markets that aims to generate risk-adjusted returns that are better than those of market capitalization weighted benchmarks), an actively managed international small cap equity strategy, passive replication of market indices for global developed large cap equity, a US small cap equity strategy and a global real estate strategy. The fixed income strategies the Subadviser may use include, but are not limited to, actively managed US core fixed income, emerging markets debt and high yield strategies.

In addition, the Subadviser may implement tactical investment views and/or a risk rebalancing and volatility management strategy from time to time. The instruments and/or vehicles used to implement these views will generally provide comparable exposure to the asset classes and strategies described in greater detail in the Prospectus and the exposure obtained through these views will be subject to the exposure parameters applicable to those asset classes and strategies.

In response to adverse market, economic, or political conditions or to satisfy redemptions, the Portfolio may take a temporary defensive position and invest up to 100% of its assets in money market instruments.
Principal Risks of Investing in the Portfolio.
The risks identified below are the principal risks of investing in the Portfolio. All investments have risks to some degree and it is possible that you could lose money by investing in the Portfolio. An investment in the Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the Portfolio makes every effort to achieve its objectives, the Portfolio cannot guarantee success.

Asset Transfer Program Risk. Pre-determined, non-discretionary mathematical formulas used by the Participating Insurance Companies to manage the guarantees offered in connection with certain benefit programs under the Contracts may result in systematic transfers of assets among the investment options under the Contracts, including the Portfolio. These formulas may result in large-scale asset flows into and out of the Portfolio, which, in certain instances, could adversely affect the Portfolio, including its risk profile, expenses and performance. For example, the asset flows may adversely affect performance by requiring the Portfolio to purchase or sell securities at inopportune times, by otherwise limiting the subadviser's ability to fully implement the Portfolio's investment strategies, or by requiring the Portfolio to hold a larger portion of its assets in highly liquid securities that it otherwise would hold. The asset flows may also result in relatively low asset levels and relatively high operating expense ratios for the Portfolio. The efficient operation of the asset flows depends on active and liquid markets, and if market liquidity is strained the assets flows may not operate as intended which in turn could adversely affect performance.

Commodity Risk. The value of a commodity-linked investment is affected by, among other things, overall market movements and changes in interest and exchange rates and may be more volatile than traditional equity and debt securities.

Derivatives Risk. A derivative is a financial contract, the value of which depends upon, or is derived from, the value of an underlying asset, reference rate, or index. The use of derivatives involves a variety of risks, including the risk that: the party on the other side of a derivative transaction will be unable to honor its financial obligation; leverage created by investing in derivatives may result in losses to the Portfolio; derivatives may be difficult or impossible for the Portfolio to buy or sell at an opportune time or price, and may be difficult to terminate or otherwise offset; the derivative used for hedging may reduce or magnify losses but also may reduce or eliminate gains; and the price of commodity-linked derivatives may be more volatile than the prices of traditional equity and debt securities.

Equity Securities Risk. The value of a particular stock or equity-related security held by the Portfolio could fluctuate, perhaps greatly, in response to a number of factors, such as changes in the issuer' s financial condition or the value of the equity markets or a sector of those markets. Such events may result in losses to the Portfolio.

Expense Risk. The actual cost of investing in the Portfolio may be higher than the expenses shown in the "Annual Portfolio Operating Expenses" table above for a variety of reasons, including, for example, if the Portfolio's average net assets decrease.

Fixed income Securities Risk. Investment in fixed income securities involves a variety of risks, including that: an issuer or guarantor of a security will be unable to pay obligations when due; the Portfolio may be unable to sell its securities holdings at the price it values the security or at any price; the income generated by and the market price of a fixed income security may decline due to a decrease in interest rates; and the price of a fixed income security may decline due to an increase in interest rates.

Foreign Investment Risk. Investments in foreign securities generally involve more risk than investing in securities of US issuers, including: changes in currency exchange rates may affect the value of foreign securities held by the Portfolio; foreign markets generally are more volatile than, and generally are not subject to regulatory requirements comparable to, US markets; foreign financial reporting standards usually differ from those in the US; foreign exchanges are often less liquid than US markets; political developments may adversely affect the value of foreign securities; and foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds.

Market and Management Risk. Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably. The investment techniques, risk analysis and investment strategies used by a subadviser in making investment decisions for the Portfolio may not produce the intended or desired results.
Past Performance.
The bar chart and table provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for 1 year, 5 years and since inception of the Portfolio compare with those of a broad measure of market performance. Past performance does not mean that the Portfolio will achieve similar results in the future.

The annual returns and average annual returns shown in the chart and table are after deduction of expenses and do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

Note: Prior to April 29, 2013 the Portfolio was known as the AST Horizon Moderate Asset Allocation Portfolio. Effective April 29, 2013 the Portfolio replaced the existing subadviser with a new subadviser, changed its investment objective, policies, strategy, and expense structure. The performance figures furnished below reflect the investment performance, investment operations, investment policies, investment strategies, and expense structure of the former AST Horizon Moderate Asset Allocation Portfolio and is not representative in any way whatsoever of the Portfolio's current subadviser, investment objective, policies, strategy, and expense structure.
Annual Total Returns

Best Quarter:		Worst Quarter:
12.83%	2nd Quarter of 2009	-12.17%	4th Quarter of 2008

Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns	1 year	5 years	Since Inception	Inception Date
AST Goldman Sachs Multi-Asset Portfolio	10.13%	2.72%	3.04%	Nov. 19, 2007
AST Goldman Sachs Multi-Asset Portfolio Standard & Poor's 500 Index (reflects no deduction for fees, expenses or taxes)	15.99%	1.66%	1.50%	Nov. 19, 2007